Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)
NOTE 10:-	SHAREHOLDERS’ EQUITY (DEFICIT)

a.	Reverse Share Split:

On September 18, 2023, the Company’s board of directors approved a 1-for-30 reverse share split (See Note 1.b). Following the reverse share split, all Ordinary shares, options, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital (with no par value each) following the reverse share split is composed as follows:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	10,190,904	107,800,000	1,653,559

c.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In November 2024, the Company entered into a Sales Agreement, with Oppenheimer & Co. Inc. (the “Agent”).

Pursuant to the Sales Agreement, the Company may offer and sell, from time to time, its Ordinary shares, through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $8,250.

During the year ended December 31, 2024, the Company sold 464 Ordinary shares under the ATM for a total amount of $2, net of issuance cost.

During the year ended December 31, 2023, the Company sold 75,693 Ordinary shares under a prior ATM for a total amount of $2,328, net of issuance cost in the amount of $92.

d.	Private placements and public offerings:

On March 29, 2023, the Company entered into a private placement of unregistered pre-funded warrants to purchase up to 345,238 Ordinary shares (the “PFW”), at a price of $12.60 per PFW with certain of the Company’s existing shareholders. The PFWs have an exercise price of $0.003 per Ordinary share. Accordingly, the consideration for the PFWs amounted to $3,987, net of related placement fees and other offering expenses which amounted to a total of $362. In accordance with ASC No. 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC No. 815-40, “Derivatives and Hedging” (“ASC 815”), the PFWs were qualified for equity accounting.

On March 31, 2023, the Company closed a public offering which was comprised of 561,967 Ordinary shares (inclusive of 73,300 Ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters), at a public offering price of $12.60 per share (the “Public Offering”). The proceeds to the Company from the Public Offering were $6,415, net of underwriting commissions and other offering expenses which amounted to $665.

Following the Public Offering, the Company did not have a sufficient number of authorized Ordinary shares to cover 167,115 PFWs, and as a result, in accordance with ASC 815-40, these PFWs, which amounted to $2,106, were classified as a liability at fair value.

On May 5, 2023, the shareholders of the Company approved to increase the Company’s authorized share capital by 60,000,000, from 47,800,000 to 107,800,000 Ordinary shares, and as a result, in accordance with ASC 480 and 815-40, these PFWs were classified under equity accounting at their fair value, which amounted to $1,905. The change in the PFWs’ fair value was accounted for as financial expenses in the amount of $201.

On May 11, 2023, all of the PFWs were exercised into 345,151 Ordinary shares on a cashless basis.

On January 4, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing, led by leading U.S. life sciences-focused investors and certain existing investors. Under the securities purchase agreement, the investors purchased 3,143,693 of the Company’s Ordinary shares at a purchase price of $4.81 per share, pre-funded warrants to purchase up to 227,619 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 3,371,312 Ordinary shares at an exercise price of $5.50 per share. The warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the positive recommendation by Data Safety Monitoring Board regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D-PLEX100 resulting in the stopping of the trial due to positive efficacy. The proceeds to the Company amounted to $15,002, net of issuance cost of $1,216. Exercise of the warrants in full would result in an additional $18,542 in proceeds to the Company. The closing of the offering occurred on January 9, 2024.

On August 1, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 2,006,226 of the Company’s Ordinary shares at a purchase price of $3.61 per share, pre-funded warrants to purchase up to 229,231 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 1,676,588 Ordinary shares at an exercise price of $3.61 per share. The warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the recommendation by the DSMB regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D- PLEX100 resulting in either the stopping of the trial due to positive efficacy, or continuation to planned patient recruitment (up to 630 subjects). The closing of the offering occurred on August 6, 2024. The proceeds to the Company amounted to approximately $7,536, net of issuance costs of $532. Exercise of the warrants in full would result in an additional $6,052 in proceeds to the Company.

On December 26, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 3,386,962 of the Company’s Ordinary shares, at a purchase price of $3.22 per share, pre-funded warrants to purchase up to 1,106,868 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 6,740,745 Ordinary shares at an exercise price of $4.00 per share. The warrants expire upon the earlier of nine months from the date of issuance and 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100. The closing of the offering occurred on December 26, 2024. The offering resulted in proceeds to the Company of $13,325, net of issuance costs of $1,146. Exercise of the warrants in full would result in an additional $26,963 in proceeds to the Company.

e.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

f.	Share option plan:

The Company has authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 2,312,403 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

On May 6, 2024, the Company’s board of directors approved to increase the Company’s options pool by an additional 2,000,000 options from 312,403 to 2,312,403.

As of December 31, 2024, 492,278 of the Company’s options were available for future grants.

During the first quarter of 2023, the Company decreased the exercise price of 67,385 options granted to all employees and a consultant under the 2012 Share Option Plan. As of the modification date, the options can be exercised for $23.07 (the “Repricing”). Following the Repricing, the Company accounted for an incremental value in the total amount of $562, of which $307 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

On May 5, 2023, the Company’s board of directors also approved a similar exercise price decrease of 17,417 options previously granted to the Company’s Chief Executive Officer and board members. Therefore, the Company accounted for an incremental value in the total amount of $63, out of which $50 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

A summary of the status of options to employees and non-employees under the Company’s option plan as of December 31, 2024, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	254,437	$22.41	$-	8.24
Granted	1,623,474	4.59
Forfeited	(54,952)	8.71
Expired	(8,408)	74.00

Outstanding at end of year	1,814,551	$6.65	$-	9.14

Exercisable options	267,776	$15.19	$-	8.03

Vested and expected to vest	1,401,951	$7.24	$-	9.14

The weighted average grant date fair value of options granted during the year ended December 31, 2024, was $3.80.

The Black-Scholes assumptions used to value the employee and non-employee share options at the grant dates are presented in the following table by years:

	2024	2023	2022

Dividend yield (%)	0	0	0
Expected volatility (%)	97.1-103.0	92.59-95.67	70.45-93.85
Risk-free interest rate (%)	3.74-5.06	3.38-4.71	1.81-4.31
Expected term (in years)	0.5-6.1	5.3-6.1	1.2-6.2

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares - The fair value of each Ordinary share was based on the closing price of the Company’s publicly traded Ordinary shares as reported on the date of the grant.

o	Dividend Yield - The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

o	Expected Volatility - As the Company has a short trading history for its Ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
o	Risk-Free Interest Rate - The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of United States of America Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected term - The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2024, 2023 and 2022, was comprised as follows:

	Year Ended December 31,
	2024	2023	2022

Research and development	$1,539	$1,791	$2,081
Marketing and business development	291	339	383
General and administrative	994	1,261	1,843

Total share-based compensation expense	$2,824	$3,391	$4,307

As of December 31, 2024, there were unrecognized compensation costs of $5,599, which are expected to be recognized over a weighted average period of approximately 2.74 years.

On May 6, 2024, the Board of directors granted a total of 280,000 milestone-based options to the Company’s officers and on July 2, 2024, the Company’s shareholders approved a grant of 132,600 milestone-based options to the Company’s Chief Executive Officer (collectively, the “Milestone-Based Options”).

The milestone condition was set as either the interim analysis outcome of early stopping of the Company’s SHIELD II Phase 3 trial of D-PLEX100 for efficacy or top-line results (primary endpoint) with overall alpha level of up to (and including) 5%.

The average exercise price for Milestone-Based Options is $4.64 per share.

As of December 31, 2024, the milestone condition is not probable of being achieved; therefore, no compensation costs were recognized.

g.	Warrants and pre-funded warrants:

Further to the discussion in Note 7, as of April 26, 2022, July 19, 2022 and August 1, 2024, the Company measured the fair value of the warrants to purchase Ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of April 26, 2022, July 19, 2022 and August 1, 2024, the relative fair value of the warrants to purchase Ordinary shares issued to Kreos was $468, $120 and $115, respectively, which was calculated using the following assumptions:

	July 19,	April 26,	August 1,
	2022	2022	2024

Share price ($)	153.60	148.80	3.65
Exercise price ($)	154.05	154.05	3.61
Expected volatility (%)	60.57	60.81	88
Adjustment to risk-free interest rate (%)	3.07	2.84	3.89
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	3.11	2.88	3.89
Expected life (in years)	6.72	6.94	7.00

Further to the discussion in Note 10d, as of January 9, 2024, August 6, 2024 and December 26, 2024, the Company measured the fair value of the warrants to purchase Ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of January 9, 2024, August 6, 2024 and December 26, 2024, the relative fair value of the warrants to purchase Ordinary shares issued was $15,248, $1,733 and $2,101, respectively, which was calculated using the following assumptions:

	January 9,	August 6,	December 26,
	2024	2024	2024

Share price ($)	6.89	3.50	2.85
Exercise price ($)	5.50	3.61	4.00
Expected volatility (%)	117.4-134	95-129	77.48
Adjustment to risk-free interest rate (%)	4.27-5.96	3.91-4.98	4.22
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	4.36-5.08	3.99-5.11	4.31
Expected life (in years)	0.68-2.00	0.40-2.00	0.5

As of December 31, 2024, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants to purchase Ordinary shares as of December 31, 2024, were as follows:

Grant date	Warrants outstanding as of December 31, 2024	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2024	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	3,371,312	$5.50	3,371,312	January 2026 *)
January 2024	227,619	$0.0001	227,619	No maturity date *)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *)
August 2024	229,231	$0.0001	229,231	No maturity date *)
August 2024	40,000	$3.61	40,000	August 2031
December 2024	6,740,745	$4.00	6,740,745	September 2025 *)
December 2024	1,106,868	$0.0001	1,106,868	No maturity date *)

	13,398,854		13,398,854

No warrants were exercised during the year ended December 31, 2024.

*) See Note 10d.